Disclosures on Financial Instruments - Summary of Carrying Amounts and Fair Value of Each Category of Financial Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Financial assets
Cash and cash equivalents	$ 4,335.9	₨ 317,000.1	$ 2,526.3	₨ 184,678.0	₨ 215,598.0	₨ 147,167.5
Short-term deposits	1,962.2	143,460.0		148,294.8
Finance receivables	4,748.3	347,149.1		310,790.7
Trade receivables	1,734.2	126,790.8	$ 111,726.9	111,726.9
Other investments - non-current	187.2	13,683.0		10,280.5
Other investments - current	2,605.8	190,511.8		108,615.3
Other financial assets:
- current	1,062.8	77,701.6		59,514.2
- non-current	960.1	70,185.7		55,323.5
Financial assets not measured at fair value	17,596.5	1,286,482.1		989,223.9
Financial liabilities
Accounts payable	10,118.2	739,739.6		705,671.9
Acceptances	1,075.1	78,603.1		27,713.3
Short-term debt (excluding current portion of long-term debt)	2,963.1	216,627.9		163,624.8
Long-term debt (including current portion of long-term debt) (refer note below)	15,624.4	1,142,309.2		1,024,372.3
Other financial liabilities:
- current	1,196.3	87,457.9		112,853.2
- non-current	1,089.9	79,684.1		90,214.2
Financial liabilities not measured at fair value	32,067.0	2,344,421.8		2,124,449.7
Measured at fair value [Member]
Financial assets
Cash and cash equivalents	4,335.9	317,000.1		184,678.0
Short-term deposits	1,962.2	143,460.0		148,294.8
Finance receivables	4,794.1	350,497.7		306,014.4
Trade receivables	1,734.2	126,790.8		111,726.9
Other investments - non-current	187.2	13,683.0		10,280.5
Other investments - current	2,605.8	190,511.8		108,615.3
Other financial assets:
- current	1,062.8	77,701.6		59,514.2
- non-current	960.1	70,185.7		55,323.5
Financial assets not measured at fair value	17,642.3	1,289,830.7		984,447.6
Financial liabilities
Accounts payable	10,118.2	739,739.6		705,671.9
Acceptances	1,075.1	78,603.1		27,713.3
Short-term debt (excluding current portion of long-term debt)	2,963.1	216,627.9		163,624.8
Long-term debt (including current portion of long-term debt) (refer note below)	14,952.5	1,093,175.6		929,535.9
Other financial liabilities:
- current	1,196.3	87,457.9		112,853.2
- non-current	1,182.1	86,420.3		92,321.6
Financial liabilities not measured at fair value	$ 31,487.3	2,302,024.4		2,031,720.6
Cash and other financial assets at amortized cost [member]
Financial assets
Cash and cash equivalents		317,000.1			184,678.0
Short-term deposits		143,460.0			148,294.8
Finance receivables		267,260.2			273,592.8
Trade receivables		126,790.8			111,726.9
Other investments - non-current					0.0
Other investments - current		160,788.4			93,546.0
Other financial assets:
- current		49,187.4			35,601.2
- non-current		37,573.5		32,411.9
Financial assets not measured at fair value		1,102,060.4			₨ 879,851.6
Non-Derivative Financial Assets At Fair Value [member]
Financial assets
Finance receivables		79,888.9		37,197.9
Other investments - non-current		13,683.0		10,280.5
Other investments - current		29,723.4		15,069.3
Other financial assets:
Financial assets not measured at fair value		123,295.3		62,547.7
Derivatives other than in hedging relationship [Member]
Other financial assets:
- current		7,598.8		15,667.6
- non-current		6,375.2		3,890.8
Financial assets not measured at fair value		13,974.0		19,558.4
Other financial liabilities:
- current		6,866.4		19,262.8
- non-current		7,635.2		5,879.6
Financial liabilities not measured at fair value		14,501.6		25,142.4
Derivatives in hedging relationship [Member]
Other financial assets:
- current		20,915.4		8,245.4
- non-current		26,237.0		19,020.8
Financial assets not measured at fair value		47,152.4		27,266.2
Other financial liabilities:
- current		17,335.4		23,543.1
- non-current		12,959.1		26,679.2
Financial liabilities not measured at fair value		30,294.5		50,222.3
Other financial liabilities (at amortized cost)
Financial liabilities
Accounts payable		739,739.6		705,671.9
Acceptances		78,603.1		27,713.3
Short-term debt (excluding current portion of long-term debt)		216,627.9		163,624.8
Long-term debt (including current portion of long-term debt) (refer note below)		1,142,309.2		1,024,372.3
Other financial liabilities:
- current		63,256.1		70,047.3
- non-current		59,089.8		57,655.4
Financial liabilities not measured at fair value		₨ 2,299,625.7		₨ 2,049,085.0